Share Capital - Disclosure of Value of Shares Outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Issued and fully paid (in shares)	77,066,906	76,351,279	242,862,302
Share capital	$ 116	$ 115
Ordinary Shares of $0.001551 each
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share)	$ 0.001551	$ 0.001551
Issued and fully paid (in shares)	72,937,470	72,221,843	0
Share capital	$ 113	$ 112
Deferred Shares of £0.000469 each
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share)	$ 0.000469	$ 0.000469
Issued and fully paid (in shares)	4,129,436	4,129,436	107,491,490
Share capital	$ 3	$ 3